Interest in joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Interest In Joint Ventures
Schedule of interest in joint ventures

Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.22	12.31.21
SACME	50.00%	21	27